REVENUES - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contract Assets
Beginning balance, net of allowance	$ 292,863	$ 354,422	$ 364,082
Additions (collections), net, and other	54,307	(57,920)	(3,118)
Bad debt, net of recoveries	(2,740)	(3,639)	(6,542)
Ending balance, net of allowance	344,430	292,863	354,422
Accounts receivable from leases, net of allowance	315,033	300,207	343,161
Total accounts receivable, net of allowance	659,463	593,070	697,583
Contract Liabilities
Beginning balance	28,067	38,096	37,119
Revenue recognized, included in beginning balance	(27,094)	(35,933)	(34,480)
Additions, net of revenue recognized during period, and other	26,948	25,904	35,457
Ending balance	27,921	28,067	38,096
Deferred income from leases	38,514	41,587	53,420
Total deferred income	66,435	69,654	91,516
Less: Non-current portion, included in other long-term liabilities	7,257	2,649	105
Total deferred income, current portion	$ 59,178	$ 67,005	$ 91,411